Statements of Partners' Equity (USD $)	Partner, Units	Partner, Net Assets USD ($)
Net Assets at Dec. 31, 2010		$ 11,247,936
Units at Dec. 31, 2010	2,658.37
Increase (Decrease) in net assets from operations:
Net investment (loss)		(627,025)
Net realized (loss) from investments and foreign currency transactions		(360,610)
Net unrealized (depreciation) on investments		(355,531)
Net (decrease) in net assets resulting from operations		(1,343,166)
Redemptions from limited partners, Net Assets		(1,108,203)
Redemptions from limited partners, Units	(287.33)
Total (decrease), Net Assets		(2,451,369)
Total (decrease), Units	(287.33)
Net Assets at Jun. 30, 2011		8,796,567
Units at Jun. 30, 2011	2,371.04
Net Assets at Dec. 31, 2011		5,273,657
Units at Dec. 31, 2011	1,637.79
Increase (Decrease) in net assets from operations:
Net investment (loss)		(328,445)
Net realized (loss) from investments and foreign currency transactions		(15,072)
Net unrealized (depreciation) on investments		(235,032)
Net (decrease) in net assets resulting from operations		(578,549)
Redemptions from limited partners, Net Assets		(723,729)
Redemptions from limited partners, Units	(227.58)
Total (decrease), Net Assets		(1,302,278)
Total (decrease), Units	(227.58)
Net Assets at Jun. 30, 2012		$ 3,971,379
Units at Jun. 30, 2012	1,410.21